Portfolio of Investments
Wanger International, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 5.1%
Bapcor Ltd.	1,218,600	6,966,004
carsales.com Ltd.	484,173	6,584,330
IDP Education Ltd.	265,800	4,836,474
Temple & Webster Group Ltd.(a),(b)	745,000	5,173,755
Total		23,560,563
Austria 1.0%
S&T AG(a)	176,584	4,392,961
Brazil 2.2%
Notre Dame Intermedica Participacoes SA(a)	353,000	5,199,062
TOTVS SA	906,000	4,667,904
Total		9,866,966
Cambodia 0.9%
NagaCorp Ltd.	3,588,000	4,253,785
Canada 2.4%
CCL Industries, Inc.	73,599	4,071,459
Osisko Gold Royalties Ltd.	628,085	6,917,082
Total		10,988,541
China 2.0%
A-Living Smart City Services Co., Ltd.	940,000	4,184,592
Silergy Corp.	62,000	5,113,857
Total		9,298,449
Denmark 2.8%
ALK-Abello AS(a)	11,566	4,391,960
SimCorp AS	67,507	8,358,470
Total		12,750,430
France 0.8%
Robertet SA	3,248	3,523,260
Germany 7.1%
Eckert & Ziegler Strahlen- und Medizintechnik AG	74,286	5,930,732
Exasol AG(a)	88,126	2,232,283
Hypoport SE(a)	13,766	7,301,062
Jenoptik AG	174,697	5,250,535
Nemetschek SE	107,650	6,871,729
Washtec AG(a)	85,496	4,914,293
Total		32,500,634
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.7%
JUMBO SA	176,522	3,238,890
Hong Kong 1.1%
Vitasoy International Holdings Ltd.	1,322,000	5,088,586
Italy 3.1%
Amplifon SpA(a)	138,810	5,165,212
Carel Industries SpA	233,487	4,753,345
GVS SpA(a)	270,645	4,256,761
Total		14,175,318
Japan 18.5%
Aruhi Corp.	448,300	7,320,182
Avant Corp.	589,700	8,846,534
Daiseki Co., Ltd.	260,700	9,468,287
Elecom Co., Ltd.	239,800	5,330,555
Fuso Chemical Co., Ltd.	189,800	6,987,440
Invesco Office J-REIT, Inc.	28,413	4,487,795
Nihon Unisys Ltd.	159,600	4,935,839
NSD Co., Ltd.	225,000	3,753,966
Seiren Co., Ltd.	447,900	7,896,677
Sekisui Chemical Co., Ltd.	507,700	9,775,939
Shima Seiki Manufacturing Ltd.	106,500	2,473,115
Solasto Corp.	553,400	7,153,606
Valqua Ltd.	310,600	5,997,350
Total		84,427,285
Malta 1.4%
Kindred Group PLC(a)	376,382	6,613,775
Mexico 1.0%
Corporación Inmobiliaria Vesta SAB de CV	2,284,689	4,784,104
Netherlands 3.7%
Argenx SE, ADR(a)	15,438	4,251,471
BE Semiconductor Industries NV	29,200	2,439,157
IMCD NV	72,505	10,051,447
Total		16,742,075
Russian Federation 1.3%
TCS Group Holding PLC, GDR(c)	99,778	5,782,766
Wanger International | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Wanger International, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 2.3%
Mapletree Commercial Trust	3,317,207	5,241,157
Mapletree Logistics Trust	3,646,085	5,242,722
Total		10,483,879
South Korea 3.0%
Koh Young Technology, Inc.	79,007	8,058,207
Korea Investment Holdings Co., Ltd.	75,418	5,729,913
Total		13,788,120
Spain 2.7%
Befesa SA	87,678	5,874,986
Vidrala SA	59,016	6,484,795
Total		12,359,781
Sweden 9.4%
AddTech AB, B Shares	688,279	10,244,457
Dometic Group AB(a)	331,969	4,825,345
Dustin Group AB	436,170	4,453,487
Munters Group AB(a)	837,317	6,950,916
Sectra AB, Class B(a)	134,693	8,467,038
Sweco AB, Class B	344,298	5,619,017
Trelleborg AB, Class B(a)	89,079	2,265,578
Total		42,825,838
Switzerland 3.2%
Belimo Holding AG, Registered Shares	764	6,176,899
Gurit Holding AG	1,485	3,766,825
Inficon Holding AG	4,518	4,749,757
Total		14,693,481
Taiwan 4.8%
Parade Technologies Ltd.	215,000	9,283,999
Sinbon Electronics Co., Ltd.	636,000	5,910,556
Voltronic Power Technology Corp.	177,495	6,922,634
Total		22,117,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.9%
Muangthai Capital PCL, Foreign Registered Shares	1,873,800	4,250,277
United Kingdom 14.2%
Abcam PLC(a)	188,748	3,619,491
Auto Trader Group PLC(a)	597,624	4,569,448
Dechra Pharmaceuticals PLC	254,970	12,056,499
Diploma PLC	247,665	8,707,773
Genus PLC	113,450	7,597,095
Intermediate Capital Group PLC	311,634	7,912,184
Porvair PLC	640,750	4,823,022
Rightmove PLC(a)	1,340,448	10,756,614
Safestore Holdings PLC	442,775	4,855,806
Total		64,897,932
United States 1.5%
Inter Parfums, Inc.	95,954	6,806,017
Total Common Stocks (Cost $304,921,634)		444,210,902

Securities Lending Collateral 0.7%

Dreyfus Government Cash Management Fund, Instutional Shares, 0.030%(d),(e)	3,167,287	3,167,287
Total Securities Lending Collateral (Cost $3,167,288)		3,167,287

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(d),(f)	9,809,498	9,808,517
Total Money Market Funds (Cost $9,807,915)		9,808,517
Total Investments in Securities (Cost $317,896,837)		457,186,706
Obligation to Return Collateral for Securities Loaned		(3,167,287)
Other Assets & Liabilities, Net		3,251,453
Net Assets		$457,270,872

At March 31, 2021, securities and/or cash totaling $356,319 were pledged as collateral.
2	Wanger International | Quarterly Report 2021

Portfolio of Investments   (continued)
Wanger International, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	106	06/2021	USD	7,009,250	5,262	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $3,000,482.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $5,782,766, which represents 1.26% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	9,879,253	26,806,297	(26,877,034)	1	9,808,517	—	1,539	9,809,498
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7062_03_L01_(03/21)